Financial Risk Management - Maximum Amounts of Possible Financial Loss Due to Credit Risk (Parenthetical) (Detail)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [abstract]
Percentage of the Group's trade and other receivables representing significant concentrations of credit risk with two payment processing service providers	23.50%	23.60%